Commitments - Chartering agreements (Narrative) (Details) - Vessels		1 Months Ended
	Jan. 31, 2025	Nov. 30, 2024	Aug. 31, 2022
Disclosure Of Commitments [Line Items]
Number of container vessels purchased	2
Shell NA LNG, LLC
Disclosure Of Commitments [Line Items]
Period of charter the vessels			ten
Number of container vessels chartered			10
Capacity of the container vessels chartered			15,000
Remaining vessels schedule to delivered			In April 2023, October 2023 and March 2024, the Company and Shell entered into amendments to this agreement, for the purpose of additional LNG supply in the course of 2023 and 2024, to align with the Company’s needs in respect of delivered and scheduled to be delivered vessels.
Scrubber-fitted container vessels
Disclosure Of Commitments [Line Items]
Period of charter the vessels		five to seven years
Number of container vessels chartered		4
Capacity of the container vessels chartered		8,000
Remaining vessels schedule to delivered		TEU scrubber-fitted container vessels, for periods ranging between five to seven years, scheduled to be delivered during the second half of 2026 and the first half of 2027.